Schedule of Investments
April 29, 2022 (unaudited)
Ranger Small Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 96.09%

Apparel Retailers - 1.47%
Boot Barn Holdings, Inc. (2)	5,270	474,616

Banks - 6.47%
Cadence Bank	28,175	705,502
Home Bancshares, Inc.	32,125	694,542
Banc of California, Inc.	20,026	361,269
Triumph Bancorp, Inc. (2)	4,620	320,813

		2,082,126

Biotechnology - 5.09%
Medpace Holdings, Inc. (2)	8,220	1,097,945
Avid Bioservices, Inc. (2)	40,214	541,280

		1,639,225

Building Materials: Other - 2.65%
The AZEK Co., Inc. Class A (2)	21,762	462,225
TopBuild Corp. (2)	2,150	389,451

		851,676

Computer Services - 11.14%
Qualys, Inc. (2)	9,148	1,246,689
Workiva, Inc. Class A (2)	11,070	1,068,366
Endava PLC Class A ADR (United Kingdom) (2)	6,365	640,319
Mimecast, Ltd. (United Kingdom) (2)	7,910	630,269

		3,585,643

Containers & Packaging - 1.01%
Ranpak Holdings Corp. Class A (2)	21,460	323,617

Cosmetics - 2.96%
e.l.f. Beauty, Inc. (2)	39,196	953,639

Defense - 2.58%
Mercury Systems, Inc. (2)	8,947	499,153
Kratos Defense & Security Solutions, Inc. (2)	21,837	331,267

		830,420

Electronic Equipment: Gauges and Meters - 3.00%
Mesa Laboratories, Inc.	4,519	965,394

Food Retailers and Wholesalers - 3.69%
Grocery Outlet Holding Corp. (2)	35,309	1,188,854

Footware - 1.74%
Steven Madden, Ltd.	13,670	561,290

Health Care Services - 5.33%
Omnicell, Inc. (2)	7,330	800,216
LHC Group, Inc. (2)	3,797	629,732
Amedisys, Inc. (2)	2,250	287,212

		1,717,160

Home Construction - 1.00%
Skyline Champion Corp. (2)	6,300	321,552

Home Improvement Retailers - 1.48%
SiteOne Landscape Supply, Inc. (2)	3,386	477,528

Machinery: Industrial - 1.43%
Chart Industries, Inc. (2)	2,734	461,554

Media Agencies - 0.84%
Cardlytics, Inc. (2)	7,929	270,617

Medical Equipment - 5.28%
Repligen Corp. (2)	5,976	939,666
LeMaitre Vascular, Inc.	14,957	646,292
BioLife Solutions, Inc. (2)	9,030	114,410

		1,700,368

Medical Services - 0.59%
NeoGenomics, Inc. (2)	20,122	190,153

Medical Supplies - 4.31%
Conmed Corp.	6,300	837,648
Neogen Corp. (2)	20,794	548,962

		1,386,610

Oil: Crude Producers - 3.95%
Brigham Minerals, Inc. Class A	26,228	649,930
Earthstone Energy, Inc. Class A (2)	45,977	620,230

		1,270,160

Pharmaceuticals - 0.86%
Heska Corp. (2)	2,514	276,138

Professional Business Support Services - 4.90%
WNS Holdings, Ltd. ADR (India) (2)	20,110	1,576,021

Recreational Products - 1.22%
Yeti Holdings, Inc. (2)	8,033	392,573

Restaurants and Bars - 3.13%
Texas Roadhouse, Inc.	12,238	1,007,554

Semiconductors - 2.24%
Silicon Laboratories, Inc. (2)	3,570	481,629
nLight, Inc. (2)	18,145	238,607

		720,236

Software - 8.25%
Simulations Plus, Inc.	21,882	1,021,014
Pegasystems, Inc.	11,962	916,170
DoubleVerify Holdings, Inc. (2)	16,900	367,575
AppFolio, Inc. Class A (2)	3,375	350,527

		2,655,286

Specialty Chemicals - 1.55%
Quaker Chemical Corp.	3,073	500,008

Transaction Processing Services - 5.43%
Evo Payments, Inc. Class A (2)	45,730	1,030,297
Repay Holdings Corp. Class A (2)	53,701	718,519

		1,748,816

Trucking - 2.50%
SAIA, Inc. (2)	3,900	803,244

Total Common Stocks	(Cost $ 31,075,174)	30,932,078

Short-Term Investment - 4.33%

First American Government Obligation Fund - Class Z 0.1799% (3)	1,392,666	1,392,666

Total Short-Term Investment	(Cost $ 1,392,666)	1,392,666

Total Investments - 100.42%	(Cost $ 32,467,840)	32,324,744

Liabilities In Excess of Other Assets - (0.42%)		(135,611)

Total Net Assets - 100.00%		32,189,133

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$32,324,744	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$32,324,744	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at April 30, 2022.